Federal Home Loan Bank Stock - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Reserves on Deposit with Federal Reserve Bank and Federal Home Loan Bank [Line Items]
Investment in Federal Home Loan Bank at cost	$ 3,235,300	$ 3,382,300